Note 6 - Employee Benefit Plans - Accumulated Benefit Obligations (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Plan Assets Exceed ABO [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ 145,736	$ 48,251
Accumulated benefit obligation	142,230	47,262
Fair value of plan assets	168,104	66,573
ABO Exceed Plan Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	22,454	119,753
Accumulated benefit obligation	21,834	116,148
Fair value of plan assets	$ 0	$ 117,761